SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details)	3 Months Ended		9 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Exploration and evaluation expenses			$ 3,834,000		$ 4,494,000
Administration expenses	$ 343,252	$ 212,667	794,633	$ 559,603
Salaries, fees and benefits [Member]
Statement [Line Items]
Wages And Salaries			4,075,000		4,666,000
Administration expenses			$ 241,000		$ 172,000